INCOME TAX - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective income tax rate (percent)	0.10%	0.10%	0.10%
Income before tax	$ 120,117	$ 188,140	$ 162,304
Income tax at 0% (2022: 0% (2021: 0%))	0	0	0
Effect of higher foreign tax rates	(78)	(98)	(99)
Income tax expense reported in the income statement	$ (78)	$ (98)	$ (99)
UNITED STATES
Operating Loss Carryforwards [Line Items]
Income tax rate (percent)	0.00%	0.00%	0.00%